AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 2, 2016

File No. 333-198170

File No. 811-22986

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 3 ☒__

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 5 ☒

ETFS TRUST

(Exact Name of Registrant as Specified in Charter)

48 Wall Street

New York, New York 10005

(Address of Principal Executive Offices, Zip Code)

212-918-4955

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copies to:

Graham Tuckwell ETF Securities Advisors LLC 48 Wall Street New York, New York 10005	W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)(1)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

VIA EDGAR

May 2, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ETFS Trust (File Nos. 333-198170 and 811-22986) Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, ETFS Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 3”). The purpose of PEA No. 3 is to incorporate comments, received from the Staff, to the Trust’s Post-Effective Amendment No. 2, filed on March 3, 2016, and make other non-material changes to the Prospectus and Statement of Additional Information dated May 1, 2016.

I hereby certify that PEA No. 3 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please direct any questions or comments you may have to my attention at the address listed. In addition, please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001

PROSPECTUS

May 2, 2016

ETFS Trust

ETFS Zacks Earnings Large-Cap U.S. Index Fund

Ticker: ZLRG

ETFS Zacks Earnings Small-Cap U.S. Index Fund

Ticker: ZSML

ETFS Diversified-Factor U.S. Large Cap Index Fund

Ticker: SBUS

ETFS Diversified-Factor Developed Europe Index Fund

Ticker: SBEU

Principal U.S. Listing Exchange: NYSE Arca

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ETFS Trust

i

ETFS Zacks Earnings Large-Cap U.S. Index Fund

Investment Objective

The ETFS Zacks Earnings Large-Cap U.S. Index Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Zacks Earnings Large-Cap U.S. Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets in the fiscal year ended December 31, 2015. Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution and Service (12b-1) Fees*	0.00%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.24%

*	The Fund has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made. However, no such fee is currently paid by the Fund, and the Board of Trustees (the “Board”) has not currently approved the commencement of any payment under the Plan.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that you may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 126	$ 393	$ 681	$ 1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal year was 82%.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index.

The Fund may invest the remainder of its assets in cash and cash equivalents, such as repurchase agreements or money market instruments, or other instruments that Vident Investment Advisory, LLC, the sub-adviser for the Fund (the “Sub-Adviser”), believes will help the Fund track the Index.

The Index is comprised of approximately 140 U.S. listed common stocks selected based on a proprietary methodology developed by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”).

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Zacks Earnings Large Cap

The Index Provider selects the component stocks from a universe of the largest 1000 U.S. listed stocks (by market capitalization) which have:

(i)	A price of at least $3 per share; and
(ii)	An average daily price volume of at least $10 million (based either on most recent month or on median monthly price volume over the past 13 months).

The universe of stocks is divided into 16 sectors (according to the Zacks Expanded Classification System) and, based on the number of stocks within a sector in the whole universe, a target number of stocks for each sector to be included in the Index (the “Sector Target Number”) is determined (which is generally the total number of stocks in that sector of the universe divided by 10 and plus 3.)

The Zacks Rank Factor (as described below) and Zacks Quality Factor (as described below) are utilized and applied as follows. First, the Zacks Rank Factor is applied. If, following the application of the Zacks Rank Factor to a particular sector, there would be less stocks than the Sector Target Number in the Index, then those stocks with the highest Zacks Quality Factor rating are selected from the universe until the Sector Target Number is reached (provided that they were not also given the lowest two Zacks Rank factor ratings).

Within the overall Index, all 16 sectors and all stocks within a sector are given an equal weighting unless there is a sector in which no eligible stocks are identified. In this case, the Index is equally weighted between the remaining sectors. In addition, no single constituent can have a weight of more than 10% and the sum of the stocks that have an individual weight in excess of 5% cannot exceed 45% of the final Index. The Index will be reconstituted and rebalanced quarterly.

The Zacks Rank Factor assigns stocks in the universe a rating based on earnings estimate revision information and only stocks with the highest rating within a particular sector of the universe are selected. Various profitability measures (including earnings) of many individual public companies are covered by financial analysts who work for brokerage houses – these analysts are often called sell-side analysts - and Zacks tries to extract stock price movement and related information by paying close attention to how those estimates are revised by the sell-side analysts over time. It is this information that forms the basis of the Zacks Rank Factor. If there are more stocks within a particular sector of the universe than the Sector Target Number, select the constituents with the highest Zacks Rank Factor. Up to 5 stocks in excess of the Sector Target Number can be selected for the Index.

The Zacks Quality Factor assigns a rating to stocks within the universe based on earnings quality information. A company’s earnings are composed of cash earnings and accrued earnings. Whereas the cash component is subject to little manipulation by the company’s management team, some subjectivity is allowed for the accrued portion according to U.S. Generally Accepted Accounting Principles (“GAAP”). The Zacks Quality Factor is an adaptation of the concept that, in general, companies with lower accruals are less likely to manipulate their earnings and tend to perform better over time.

The Fund employs a “replication strategy” approach to try to achieve its investment objective. “Replication strategy” is a passive indexing strategy that involves investing in all the securities of the Index in approximately the same proportion as the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy may be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of all the equity securities in the Index. In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund. The Fund pursues its investment objective regardless of the market conditions and does not take defensive positions. The Fund seeks to be fully invested at all times and will concentrate its investment (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Currently, the Index and the Fund are not concentrated.

The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation of 100% would represent a perfect correlation. Because the Fund primarily uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative replication strategy.

Summary of Principal Risks

You can lose money on your investment in the Fund. For more information about the risks of investing in the Fund, see the sections in this Prospectus titled “Additional Principal Risk Information” and “Additional Non-Principal Risk Information.” The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objective.

3

•	Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•	Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

•	Large-Cap Risk: The Fund invests primarily in large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller capitalization companies and, therefore, generally experience slower growth during times of economic expansion.

•	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Passive Investment Risk: The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

•	Shares of the Fund May Trade at Prices Other than NAV: Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

•	Tracking Error Risk: The performance of the Fund may diverge from that of the Index.

Fund Performance

The Fund does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

Management

Investment Adviser and Sub-Adviser

ETF Securities Advisors LLC serves as the investment adviser to the Fund. Vident Investment Advisory, LLC serves as the sub-adviser to the Fund.

Portfolio Manager

Denise Krisko, CFA, has been the portfolio manager of the Fund since December 2015.

Buying and Selling Fund Shares

The Fund is an exchange traded fund or “ETF.” This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

4

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund will make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

5

ETFS Zacks Earnings Small-Cap U.S. Index Fund

Investment Objective

The ETFS Zacks Earnings Small-Cap U.S. Index Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Zacks Earnings Small-Cap U.S. Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets in the fiscal year ended December 31, 2015. Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution and Service (12b-1) Fees*	0.00%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.38%

*	The Fund has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made. However, no such fee is currently paid by the Fund, and the Board of Trustees (the “Board”) has not currently approved the commencement of any payment under the Plan.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that you may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 140	$ 437	$ 755	$ 1,657

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal year was 110%.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Fund may invest the remainder of its assets in cash and cash equivalents, such as repurchase agreements or money market instruments, or other instruments that Vident Investment Advisory, LLC, the sub-adviser to the Fund (the “Sub-Adviser”), believes will help the Fund track the Index.

The Index is comprised of approximately 180 U.S. listed common stocks selected based on a proprietary methodology developed by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”).

Zacks Earnings Small Cap

The Index Provider arranges U.S. listed stocks in order of market capitalization and selects the component stocks from a universe of the stocks ranking at position 1001 to 3000 provided that they have:

(i)	A price of at least $3 per share; and
(ii)	An average daily price volume of at least $10 million (based either on most recent month or on median monthly price volume over the past 13 months).

The universe of stocks is divided into 16 sectors (according to the Zacks Expanded Classification System) and, based on the number of stocks within a sector in the whole universe, a target number of stocks for each sector to be included in the Index (the “Sector Target Number”) is determined (which is generally the total number of stocks in that sector of the universe divided by 10 and plus 1).

The Zacks Rank Factor (as described below) and Zacks Quality Factor (as described below) are utilized and applied as follows. First, the Zacks Rank Factor is applied. If, following the application of the Zacks Rank Factor to a particular sector, there would be less stocks than the Sector Target Number in the Index, then those stocks with the highest Zacks Quality Factor rating are selected from the universe until the Sector Target Number is reached (provided that they were not also given the lowest two Zacks Rank factor ratings).

6

Within the overall Index, all 16 sectors and all stocks within a sector are given an equal weighting unless there is a sector in which no eligible stocks are identified. In this case, the Index is equally weighted between the remaining sectors. In addition, no single constituent can have a weight of more than 10% and the sum of the stocks that have an individual weight in excess of 5% cannot exceed 45% of the final Index. The Index will be reconstituted and rebalanced quarterly.

The Zacks Rank Factor assigns stocks in the universe a rating based on earnings estimate revision information and only stocks with the highest rating within a particular sector of the universe are selected. Various profitability measures (including earnings) of many individual public companies are covered by financial analysts who work for brokerage houses – these analysts are often called sell-side analysts - and Zacks tries to extract stock price movement and related information by paying close attention to how those estimates are revised by the sell-side analysts over time. It is this information that forms the basis of the Zacks Rank Factor. If there are more stocks within a particular sector of the universe than the Sector Target Number, select the constituents with the highest Zacks Rank Factor. Up to 5 stocks in excess of the Sector Target Number can be selected for the Index.

The Zacks Quality Factor assigns a rating to stocks within the universe based on earnings quality information. A company’s earnings is composed of cash earnings and accrued earnings. Whereas the cash component is subject to little manipulation by the company’s management team, some subjectivity is allowed for the accrued portion according to U.S. Generally Accepted Accounting Principles (“GAAP”). The Zacks Quality Factor is an adaptation of the concept that, in general, companies with lower accruals are less likely to manipulate their earnings and tend to perform better over time.

The Fund employs a “replication strategy” approach to try to achieve its investment objective. “Replication strategy” is a passive indexing strategy that involves investing in all the securities of the Index in approximately the same proportion as the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy may be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of all the equity securities in the Index. In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund. The Fund pursues its investment objective regardless of the market conditions and does not take defensive positions. The Fund seeks to be fully invested at all times and will concentrate its investment (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Currently, the Index and the Fund are not concentrated.

The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation of 100% would represent a perfect correlation. Because the Fund primarily uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative replication strategy.

Summary of Principal Risks

You can lose money on your investment in the Fund. For more information about the risks of investing in the Fund, see the sections in this Prospectus, titled “Additional Principal Risk Information” and “Additional Non-Principal Risk Information.” The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s NAV per share, trading price, yield, total return and/or its ability to meet its objective.

•	Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

7

•	Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

•	Small-Cap Risk: The Fund may invest in the securities of small capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of small capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

•	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Portfolio Turnover Risk: High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

•	Shares of the Fund May Trade at Prices Other than NAV: Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

•	Tracking Error Risk: The performance of the Fund may diverge from that of the Index.

Fund Performance

The Fund does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

Management

Investment Adviser and Sub-Adviser

ETF Securities Advisors LLC serves as the investment adviser to the Fund. Vident Investment Advisory, LLC serves as the sub-adviser to the Fund.

Portfolio Manager

Denise Krisko, CFA, has been the portfolio manager of the Fund since December 2015.

Buying and Selling Fund Shares

The Fund is an “ETF” or exchange traded fund. This means that shares of the Fund are listed on a national securities exchange, such as the NYSE, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

8

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund will make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

9

ETFS Diversified-Factor U.S. Large Cap Index Fund

Investment Objective

The ETFS Diversified-Factor U.S. Large Cap Index Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Scientific Beta United States Multi-Beta Multi-Strategy Equal Weight Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets in the fiscal year ended December 31, 2015. Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.39%
Distribution and Service (12b-1) Fees*	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.52%

*	The Fund has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made. However, no such fee is currently paid by the Fund, and the Board of Trustees (the “Board”) has not currently approved the commencement of any payment under the Plan.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that you may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 53	$ 167	$ 291	$ 653

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal year was 50%.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Fund may invest the remainder of its assets in cash and cash equivalents, such as repurchase agreements or money market instruments, or other instruments that Vident Investment Advisory, LLC, the sub-adviser to the Fund (the “Sub-Adviser”), believes will help the Fund track the Index.

Diversified Factor US Index

The Index is comprised of approximately 500 United States listed stocks which are selected and weighted according to a proprietary methodology developed by EDHEC Risk Institute Asia Ltd. (“EDHEC” of the “Index Provider”). The Index is an equally weighted composition of 4 sub-indices within each of which the stocks are weighted according to the average weighting of certain diversification strategies (further details on the sub-indices and the diversification strategies are set out below).

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The universe of securities which may be selected for inclusion in a sub-index (and therefore the Index) is 500 of the largest (by market capitalization) and most liquid (based on trading ratios and trading volumes) stocks traded principally on a stock exchange in and incorporated or domiciled (i.e., maintain a principal place of business) in the United States.

The selection of the stocks for the sub-indices is not designed necessarily to reduce the number of stocks to ultimately be included in the Index but rather to alter the weightings in which they are applied through the use of factor-based selection and diversification strategies in the composition of the sub-indices.

Each of the sub-indices selects stocks from this universe according to a particular strategy. The four factor-based selections represented by the sub-indices are:

(i)	Value – ranks the stocks in the universe according to their book market value, divides the stocks into those with high book to market value and low book to market value and selects only those stocks with a high book to market value.
(ii)	High momentum – ranks the stocks in the universe according to their past one-year-minus-one-month total return, dividing the results into high momentum stocks and low momentum stocks and selects only the high momentum stocks
(iii)	Low volatility – ranks the according to historic volatility (estimated over the past 104 weeks), dividing the stocks into high volatility stocks and low volatility stocks and selects only the low volatility stocks; and
(iv)	Mid cap – ranks the stocks according to their free-float market capitalization, dividing the stocks into large cap stocks and mid cap stocks and selecting the mid-cap stocks

Within each sub-index, the stocks selected from the universe are weighted based on the simple average of the weightings produced by the application of the following weighting diversification strategies:

(i)	Maximum Deconcentration – weights stocks with the aim of combining the set of stocks with the lowest possible portfolio concentration
(ii)	Diversified Risk Weighted – attempts to equalise the contribution of individual stocks to the total volatility of the index, assuming uniform correlations across stocks
(iii)	Maximum Decorrelation – aims at minimising the volatility of the index without considering the volatility of individual stocks but only their pair wise correlations
(iv)	Efficient Minimum Volatility – aims at minimising the volatility of the index (by considering both individual volatilities and pair wise correlations) while ensuring a high degree of diversification for the index
(v)	Efficient Maximum Sharpe Ratio – aims at combining stocks to produce an index that offers the highest possible risk-adjusted expected returns

The Fund employs a “replication strategy” approach to try to achieve its investment objective. “Replication strategy” is a passive indexing strategy that involves investing in all the securities of the Index in approximately the same proportion as the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy may be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of all the equity securities in the Index. In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund. The Fund pursues its investment objective regardless of the market conditions and does not take defensive positions. The Fund seeks to be fully invested at all times and will concentrate its investment (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Currently, the Index and the Fund are not concentrated.

The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation of 100% would represent a perfect correlation. Because the Fund primarily uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative replication strategy.

Summary of Principal Risks

You can lose money on your investment in the Fund. For more information about the risks of investing in the Fund, see the sections in this Prospectus, titled “Additional Principal Risk Information” and “Additional Non-Principal Risk Information.” The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objective.

•	Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

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•	Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

•	Large-Cap Risk: The Fund invests primarily in large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller capitalization companies and, therefore, generally experience slower growth during times of economic expansion.

•	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Passive Investment Risk: The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

•	Shares of the Fund May Trade at Prices Other than NAV: Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

•	Tracking Error Risk: The performance of the Fund may diverge from that of the Index.

Fund Performance

The Fund does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

Management

Investment Adviser and Sub-Adviser

ETF Securities Advisors LLC serves as the investment adviser to the Fund. Vident Investment Advisory, LLC serves as the sub-adviser to the Fund.

Portfolio Manager

Denise Krisko, CFA, has been the portfolio manager of the Fund since December 2015.

Buying and Selling Fund Shares

The Fund is an exchange traded fund or “ETF.” This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund will make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

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ETFS Diversified-Factor Developed Europe Index Fund

Investment Objective

The ETFS Diversified-Factor Developed Europe Index Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Scientific Beta Developed Europe Multi-Beta Multi-Strategy Equal Weight Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets in the Fiscal year ended December 31, 2015. Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.39%
Distribution and Service (12b-1) Fees*	0.00%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	0.98%

*	The Fund has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made. However, no such fee is currently paid by the Fund, and the Board of Trustees (the “Board”) has not currently approved the commencement of any payment under the Plan.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that you may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 100	$ 312	$ 542	$ 1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal year was 47%.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Fund may invest the remainder of its assets in cash and cash equivalents, such as repurchase agreements or money market instruments, or other instruments that Vident Investment Advisory, LLC, the sub-adviser to the Fund (the “Sub-Adviser”), believes will help the Fund track the Index.

Diversified-Factor Developed Europe Index

The Index is comprised of approximately 500 European listed stocks which are selected and weighted according to a proprietary methodology developed by EDHEC Risk Institute Asia Ltd. (“EDHEC” of the “Index Provider”). The Index is an equally weighted composition of 4 sub-indices within each of which the stocks are weighted according to the average weighting of certain diversification strategies (further details on the sub-indices and the diversification strategies are set out below).

The universe of securities which may be selected for inclusion in a sub-index (and therefore the Index) is 500 of the largest (by market capitalization) and most liquid (based on trading ratios and trading volumes) stocks listed on exchanges in each of the following European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The selection of the stocks for the sub-indices is not designed necessarily to reduce the number of stocks to ultimately be included in the Index but rather to alter the weightings in which they are applied through the use of factor-based selection and diversification strategies in the composition of the sub-indices.

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Each of the sub-indices selects stocks from this universe according to a particular strategy. The four factor-based selections represented by the sub-indices are:

(i)	Value – ranks the stocks in the universe according to their book market value, divides the stocks into those with high book to market value and low book to market value and selects only those stocks with a high book to market value
(ii)	High momentum – ranks the stocks in the universe according to their past one-year-minus-one-month total return, dividing the results into high momentum stocks and low momentum stocks and selects only the high momentum stocks
(iii)	Low volatility – ranks the according to historic volatility (estimated over the past 104 weeks), dividing the stocks into high volatility stocks and low volatility stocks and selects only the low volatility stocks; and
(iv)	Mid-cap – ranks the stocks according to their free-float market capitalization, dividing the stocks into large cap stocks and mid cap stocks and selecting the mid-cap stocks

Within each sub-index, the stocks selected from the universe are weighted based on the simple average of the weightings produced by the application of the following weighting diversification strategies:

(i)	Maximum Deconcentration – weights stocks with the aim of combining the set of stocks with the lowest possible portfolio concentration
(ii)	Diversified Risk Weighted – attempts to equalise the contribution of individual stocks to the total volatility of the index, assuming uniform correlations across stocks
(iii)	Maximum Decorrelation – aims at minimising the volatility of the index without considering the volatility of individual stocks but only their pair wise correlations
(iv)	Efficient Minimum Volatility – aims at minimising the volatility of the index (by considering both individual volatilities and pair wise correlations) while ensuring a high degree of diversification for the index
(v)	Efficient Maximum Sharpe Ratio – aims at combining stocks to produce an index that offers the highest possible risk-adjusted expected returns

The Fund employs a “replication strategy” approach to try to achieve its investment objective. “Replication strategy” is a passive indexing strategy that involves investing in all the securities of the Index in approximately the same proportion as the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy may be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of all the equity securities in the Index. In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund. The Fund pursues its investment objective regardless of the market conditions and does not take defensive positions. The Fund seeks to be fully invested at all times and will concentrate its investment (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Currently, the Index and the Fund are not concentrated.

The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation of 100% would represent a perfect correlation. Because the Fund primarily uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative replication strategy.

Summary of Principal Risks

You can lose money on your investment in the Fund. For more information about the risks of investing in the Fund, see the sections in this Prospectus, titled “Additional Principal Risk Information” and “Additional Non-Principal Risk Information.” The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objective.

•	Currency Exchange Rate Risk: The Fund invests a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

•	Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

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•	Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

•	Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries and may be heightened in connection with investments in developing or emerging markets countries.

•	Geographic Concentration in Europe: Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe.

•	Large-Cap Risk: The Fund invests primarily in large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller capitalization companies and, therefore, generally experience slower growth during times of economic expansion.

•	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Passive Investment Risk: The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

•	Shares of the Fund May Trade at Prices Other than NAV: Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

•	Tracking Error Risk: The performance of the Fund may diverge from that of the Index.

Fund Performance

The Fund does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

Management

Investment Adviser and Sub-Adviser

ETF Securities Advisors LLC serves as the investment adviser to the Fund. Vident Investment Advisory, LLC serves as the sub-adviser to the Fund.

Portfolio Manager

Denise Krisko, CFA, has been the portfolio manager of the Fund since December 2015.

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Buying and Selling Fund Shares

The Fund is an exchange traded Fund or “ETF.” This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund will make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

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Additional Information About the Funds

Additional Investment Objective Information. Each Fund seeks to track the price and yield performance, before fees and expenses, of its underlying Index. Each Index consists of securities in the market suggested by its name that meet specific criteria developed by its Index Provider. Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, a Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ prior written notice to shareholders.

Additional Information About Each Fund’s Strategy.

General. The Funds normally will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in the types of securities suggested by its name. Each Fund anticipates, under normal circumstances, investing substantially all of its assets in component securities of its Index. However, each Fund is permitted to invest up to 20% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

Zacks Earnings Indexes. There are 16 sectors in each Zacks Earnings Index. Each sector is equally weighted (i.e., 6.25% or 1/16), unless there is a sector in which no qualifying stocks are identified. The stocks within each sector are also equally weighted. The target number of stocks in a sector is approximately equal to 1/10th of the number of stocks composing that sector in the investible universe. For instance, if there are 80 stocks in the healthcare sector in the index universe, there will be approximately 8 healthcare stocks in the underlying Index, each stock having a weight of approximately 0.80% (i.e., 6.25% / 8). In addition no single stock constituent can have a weight of more than 10% and the sum of the stocks that have an individual weight in excess of 5% cannot exceed 45% of the final portfolio.

Zacks defines a U.S. company as a public company that is organized in the United States (U.S.) – that is, the country in which a company is organized is the primary determinant in classifying the nationality of public companies. A U.S. company may have its shares listed on a major exchange in the U.S., or they may be traded over-the-counter.

Diversified Factor Indexes. For each Diversified Factor Index, country allocation is ordinarily determined by a company’s primary listing, but, under certain circumstances identified in the Index methodology, other factors such as a company’s country of incorporation or domicile (i.e., principal place of business) may be considered. Market capitalization of a stock is determined on a free float factor basis, which excludes restricted shares owned by: (i) employees or directors and (ii) a strategic partner controlling 5% of more of the company’s capital. Shares owned by non-strategic partners (such as investment managers, insurance companies and banks) are not considered as restricted. In addition, the liquidity of a stock is assessed through a composite liquidity score, which takes into account (i) the trading ratio (how often does a particular stock trade) and (ii) the average traded daily dollar volume. If a stock trades on multiple exchanges, the Index methodology only considers trading on the primary listing exchange.

Reconstitution and Rebalance. Each Fund’s Index will be reconstituted and rebalanced quarterly.

Index/Trademark Licenses/Disclaimers. Zacks Investment Research, Inc. and EDHEC Risk Institute Asia Ltd., each including their subsidiaries and business divisions, respectively, (together, the “Index Providers”) shall have no liability for any errors, omissions, or interruptions related to a Fund or its Index.

The Index Providers are not affiliated with the Trust, the Adviser, the Sub-Adviser, the Funds’ administrator, custodian, transfer agent, distributor, or any of their respective affiliates.

Additional Principal Risk Information About the Funds

This section provides additional information regarding the “Principal Risks” described in each Fund Summary.

Currency Exchange Rate Risk. The ETFS Diversified-Factor Developed Europe Index Fund invests primarily in foreign securities. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk. Each Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or the general stock market fluctuations that affect all issues. Investments in equity securities may be more volatile than investments in other asset classes. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Foreign Securities Risk. The ETFS Diversified-Factor Developed Europe Index Fund invests primarily in foreign securities. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries. Foreign securities also include American Depositary Receipts (“ADRs”) which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, but are shares to foreign-based corporations generally issued by international banks in one or more markets around the world. Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets.

Geographic Investment Risk. The ETFS Diversified-Factor Developed Europe Index Fund invests primarily in European securities. To the extent that the Fund’s Index invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Investments in Europe. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the European Union (EU). Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

Market Risk. Each Fund is subject to market risks that can affect the value of its Shares, sometimes rapidly and unpredictably. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. A Fund will typically lose value when its benchmark Index declines.

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Market Capitalization Risk.

Large-Capitalization Investing

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Small-Capitalization Investing

The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of a mid- or large-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to mid- and large-capitalization companies.

Passive Investment Risk. The Funds are not actively managed and may be affected by a general decline in market segments related to their benchmark Indexes. Each Fund invests in securities included in, or representative of securities included in, its benchmark Index, regardless of their investment merits. The Funds do not take defensive positions under any market conditions, including conditions that are adverse to the performance of a Fund.

Shares of the Fund May Trade at Prices Other than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Fund shares is falling fastest, which may be the time that you most want to sell your Fund shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Tracking Error Risk. Imperfect correlation between a Fund’s portfolio of securities and those in its benchmark Index, rounding of prices, changes to the Index and regulatory requirements may cause tracking error, which is the divergence of a Fund’s performance from that of its benchmark Index. This risk may be heightened during times of increased market volatility or unusual market conditions. Tracking error also may result because a Fund incurs certain fees and expenses related to creating and maintaining a portfolio of securities, while its benchmark Index does not. Although each Fund generally uses a replication strategy, if a Fund employs a representative sampling strategy, a Fund may experience tracking error to a greater extent than a Fund that seeks to replicate an index.

Additional Non-Principal Risk Information

Trading. Although the Funds’ shares are listed for trading on the NYSE Arca, Inc. (the “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

Costs of Buying or Selling Shares. Investors buying or selling a Fund’s shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.etfsecurities.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (March 31 and September 30, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) for the Trust.

Management

Investment Adviser

As investment adviser, ETF Securities Advisors LLC (the “Adviser”) is responsible for the management and administration of the Trust and the Funds. The Adviser is a registered investment adviser with offices located at 48 Wall Street, New York, NY 10005. The Adviser is a directly-owned subsidiary of ETF Securities Limited. As of March 31, 2016 ETF Securities Limited and its affiliates had assets under management totaling approximately $17.5 billion. The Adviser provides an investment program for each Fund. The Adviser also provides proactive oversight of the Sub-Adviser, daily monitoring of the Sub-Adviser’s buying and selling of securities for each Fund, and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, Fund administration, and all other non-distribution related services necessary for the Funds to operate. For its services, the Adviser expects to receive fees from the Funds, based on a percentage of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Advisory Fee Rate
ETFS Zacks Earnings Large-Cap U.S. Index Fund	0.65%
ETFS Zacks Earnings Small-Cap U.S. Index Fund	0.65%
ETFS Diversified-Factor U.S. Large Cap Index Fund	0.39%
ETFS Diversified-Factor Developed Europe Index Fund	0.39%

Under the Investment Advisory Agreement for the Funds, the Adviser has agreed to pay all expenses of the Funds, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Fund, please see the “Management of the Trust” section of the SAI.

The basis for the Board’s approval of the Funds’ Investment Advisory Agreement is available in the Trust’s report to shareholders for the period ending December 31, 2015.

Sub-Adviser

Vident Investment Advisory, LLC (the “Sub-Adviser”), is located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Sub-Adviser was formed in 2014 and provides investment advisory services to exchange-traded funds, including the Funds. The Sub-Adviser provides advisory services to various other exchange-traded funds as well as separate accounts. The Sub-Adviser is responsible for trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of the average daily net assets of each Fund as follows:

Fund Assets Under Management	Fee
Minimum Annual Fee	$10,000
Under $100 million	0.05%
$100 million up to $299,999,999	0.04%
$300 million and above	0.03%

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The basis for the Board’s approval of the Funds’ Investment Sub-Advisory Agreement is available in the Trust’s report to shareholders for the period ending December 31, 2015.

ETF Securities Advisors LLC, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by ETF Securities Advisors LLC. Under the terms of an exemptive order the Trust and ETF Securities Advisors LLC received from the SEC, ETF Securities Advisors LLC may, subject to Board approval but without prior approval from shareholders, change the terms of a sub-advisory agreement or hire a new sub-adviser, either as a replacement for an existing sub-adviser or as an additional sub-adviser. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. ETF Securities Advisors LLC has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement.

Portfolio Manager

Denise Krisko, CFA, is the Funds’ portfolio manager (the “Portfolio Manager”) and primarily is responsible for the day-to-day management of the Funds.

Ms. Krisko, President of Vident Investment Advisory, LLC, has over nineteen years of investment management experience. Prior to joining the Sub-Adviser, Ms. Krisko was the Chief Investment Officer of Index Management Solutions, LLC. Prior to that, she was a Managing Director and Co-Head of Equity Index Management and Head of East Coast Equity Index Strategies for Mellon Capital Management. She was also a Managing Director of The Bank of New York and Head of Equity Index Strategies for BNY Investment Advisors from August 2005 until the merger of The Bank of New York with Mellon Bank in 2007, when she assumed her role with Mellon Capital Management.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

Additional Information on Buying and Selling Fund Shares

Most investors buy and sell shares of the Funds in secondary market transactions through brokers. Shares of the Fund are listed for trading on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus. Only authorized participants (“Authorized Participants” or “APs”) may acquire shares directly from a Fund, and only APs may tender their shares for redemption directly to the Fund, at NAV in Creation Units. Once created, shares trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

Transactions in Fund shares are be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate intra-day value of shares of a Fund, also referred to as the “indicative optimized portfolio value” (IOPV), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which such Fund is listed or by market data vendors or other information providers. The IOPV should not be viewed as a “real time” update of the NAV, because the IOPV may not be calculated in the same manner as the NAV, which is computed once per day, generally at the end of the day. The approximate value generally is determined by using amortized cost for securities with remaining maturities of 60 days or less, current market quotations, and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by a Fund. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

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In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation. Generally, trading in futures, U.S. government securities (such as U.S. Treasury securities), money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the NAV Calculation Time. The values of such securities used in computing the NAV of the Fund are determined as of such times.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in each Fund’s shares are priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units. Shares of the Funds are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

The Funds will pay out dividends, if any, on a quarterly basis. Nonetheless, a Fund may not make a dividend payment every quarter. The Funds will distribute their net realized capital gains, if any, annually. A Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing any income and capital gains distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds.

Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem shares directly with a Fund, are an essential part of the structure of the Funds and help keep share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by a Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

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Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the ETFS Trust, including that such investment companies enter into an agreement with that Fund. The Fund’s SAI provides additional information about Section 12(d)(1) limits under the “Investment Company Securities” sub-section of the “Specific Investment Strategies” section.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws. Each Fund intends to qualify each year for treatment as a regulated investment company. If it meets certain minimum distribution requirements, a regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	A Fund in which you invest makes distributions,

•	You sell Fund shares, and

•	You purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. A portion of the dividends received from a Fund may qualify for the dividends-received deduction for corporate shareholders.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Fund’s net asset value when you purchased your shares).

Dividends and distributions from the Funds and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. A Fund may sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

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Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When You Sell Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities exchanged have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Unit Aggregations for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

The Board has adopted a Distribution and Service (12b-1) Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Distribution and Services (12b-1) Plan, also referred to herein as the “Plan”, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other entities that are Authorized Participants for providing distribution and/or investor services assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by any Fund, and no such payments will be made through the next twelve (12) months of operation. However, in the event 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

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Premium/Discount and NAV Information

Information regarding each Fund’s NAV and how often shares of the Funds traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year and most recent calendar quarter are available at www.etfsecurities.com.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Funds. The Listing Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of a Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of a Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

ETF Securities, the Adviser, the Index Providers and the Funds make no representation or warranty, express or implied, to the owners of shares of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly. The Index Provider is a licensor of certain trademarks, service marks and trade names of the Fund.

ZACKS INVESTMENT RESEARCH, INC. (“INDEX PROVIDER”) SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR UNDERLYING INDEXES. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEXES, EVEN IF THE INDEX PROVIDER IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Scientific Beta United States Multi-Beta Multi-Strategy Equal Weight Index (“Index”) referenced herein is the property of EDHEC Risk Institute Asia Ltd (“ERIA”) and has been licensed for use in connection with ETFS Diversified-Factor U.S. Large Cap Index Fund within the framework of ERI Scientific Beta activity. Each party acknowledges and agrees that ETFS Diversified-Factor U.S. Large Cap Index Fund is not sponsored, endorsed or promoted by ERIA. ERIA makes no representation whatsoever, whether express or implied, and hereby expressly disclaim all warranties (including without limitation, those of merchantability or fitness for a particular purpose or use), with respect to the Index or any data included therein or relating thereto, and in particular disclaim any warranty either as to the quality, accuracy and/or completeness of the Index or any data included therein, the results obtained from the use of the Index and/or the composition of the Index at any particular time on any particular date or otherwise and/or the creditworthiness of any entity, or the likelihood of the occurrence of a credit event or similar event (however defined) with respect to an obligation, in the Index at any particular time on any particular data or otherwise. ERIA shall not be liable (whether in negligence or otherwise) to the parties or any other person for any error in the Index, and ERIA is under no obligation to advise the parties or any person of any error therein.

ERIA makes no representation whatsoever, whether express or implied, as to the advisability of purchasing or selling ETFS Diversified-Factor U.S. Large Cap Index Fund, the ability of the Index to track relevant markets’ performances, or otherwise relating to the Index or any transaction or product with respect thereto, or of assuming any risks in connection therewith. ERIA has no obligation to take the needs of any party into consideration in determining, composing or calculating the Index. No party purchasing or selling ETFS Diversified-Factor U.S. Large Cap Index Fund, nor ERIA, shall have any liability to any party for any act or failure to act by ERIA in connection with the determination, adjustment, calculation or maintenance of the Index.

The Scientific Beta Developed Europe Multi-Beta Multi-Strategy Equal Weight Index (“Index”) referenced herein is the property of EDHEC Risk Institute Asia Ltd (“ERIA”) and has been licensed for use in connection with ETFS Diversified-Factor Developed Europe Index Fund within the framework of ERI Scientific Beta activity. Each party acknowledges and agrees that ETFS Diversified-Factor Developed Europe Index Fund is not sponsored, endorsed or promoted by ERIA. ERIA makes no representation whatsoever, whether express or implied, and hereby expressly disclaim all warranties (including without limitation, those of merchantability or fitness for a particular purpose or use), with respect to the Index or any data included therein or relating thereto, and in particular disclaim any warranty either as to the quality, accuracy and/or completeness of the Index or any data included therein, the results obtained from the use of the Index and/or the composition of the Index at any particular time on any particular date or otherwise and/or the creditworthiness of any entity, or the likelihood of the occurrence of a credit event or similar event (however defined) with respect to an obligation, in the Index at any particular time on any particular data or otherwise. ERIA shall not be liable (whether in negligence or otherwise) to the parties or any other person for any error in the Index, and ERIA is under no obligation to advise the parties or any person of any error therein.

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ERIA makes no representation whatsoever, whether express or implied, as to the advisability of purchasing or selling ETFS Diversified-Factor Developed Europe Index Fund, the ability of the Index to track relevant markets’ performances, or otherwise relating to the Index or any transaction or product with respect thereto, or of assuming any risks in connection therewith. ERIA has no obligation to take the needs of any party into consideration in determining, composing or calculating the Index. No party purchasing or selling ETFS Diversified-Factor Developed Europe Index Fund, nor ERIA, shall have any liability to any party for any act or failure to act by ERIA in connection with the determination, adjustment, calculation or maintenance of the Index.

Financial Highlights

These financial highlight tables are intended to help you understand each Fund’s financial performance for the period since inception. Certain information reflects the performance results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Trust’s independent registered public accounting firm, whose report, along with each Fund’s financial highlights and financial statements, is included in the annual report to shareholders, which is available upon request. The financial information included in these tables should be read in conjunction with the financial statements incorporated by reference in the SAI.

	Selected Data For A Share Outstanding Throughout The Periods Indicated
	Per Share Operating Performance												Ratios/Supplemental Data

	Investment Operations					Distributions				Total Return (a)			Ratios To Average Net Assets (b)			Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) (c)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value (Unaudited) (e)	Expenses	Net investment income		Net assets, end of period (000)	Portfolio turnover rate (a)(f)
ETFS Zacks Earnings Large-Cap U.S. Index Fund
January 20, 2015* through December 31, 2015	$25.00	$0.27	(g)	$(1.60)	$(1.33)	$(0.25)	$—	$—	$(0.25)	$23.42	(5.37)%	(4.96)%	1.24%	1.15	%(g)	$2,342	82%
ETFS Zacks Earnings Small-Cap U.S. Index Fund
January 20, 2015* through December 31, 2015	$25.00	—	(h)	$(2.60)	$(2.60)	—	$—	$(0.02)	$(0.02)	$22.38	(10.41)%	(9.85)%	1.38%	0.02%		$1,209	110%
ETFS Diversified-Factor U.S. Large Cap Index Fund
January 27, 2015* through December 31, 2015	$25.00	$0.37	(i)	$(0.47)	$(0.10)	$(0.42)	$—	$—	$(0.42)	$24.48	(0.37)%	0.24%	0.52%	1.58	%(i)	$6,119	50%
ETFS Diversified-Factor Developed Europe Index Fund
January 27, 2015* through December 31, 2015	$25.00	$0.49	(j)	$(0.49)	—	$(0.38)	$—	$(0.10)	$(0.48)	$24.52	(0.07)%	0.58%	0.98%	2.08	%(j)	$1,226	47%

*	Commencement of investment operations.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)	Market value total return is calculated assuming an initial investment of $25 made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the average of bid/ask of Indicative Optimized Portfolio Value (“IOPV”) as of the close of trading on the exchange where Fund shares are listed. IOPV is ETF’s real-time estimated fair value based on most recent intraday price of underlying assets. This value helps investors gauge the current market price against an intraday estimate of Net Asset Value. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

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(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(g)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.23 and the net investment income ratio would have been 0.97%.
(h)	Per share amount is less than $0.005.
(i)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.35 and the net investment income ratio would have been 1.50%.
(j)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.44 and the net investment income ratio would have been 1.89%.

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ETFS Trust

c/o ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments has been or will be available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on a Fund or to request the SAI, annual or semi-annual shareholder reports free of charge, please:

Call:	1-844-383-7289 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	ETFS Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.etfsecurities.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2016 ETFS Trust

ETFS Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

INVESTMENT COMPANY ACT FILE NO. 811-22986

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ETFS TRUST

STATEMENT OF ADDITIONAL INFORMATION

May 2, 2016

ETFS Zacks Earnings Large-Cap U.S. Index Fund

Ticker: ZLRG

ETFS Zacks Earnings Small-Cap U.S. Index Fund

Ticker: ZSML

ETFS Diversified-Factor U.S. Large Cap Index Fund

Ticker: SBUS

ETFS Diversified-Factor Developed Europe Index Fund

Ticker: SBEU

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus. The SAI should be read in conjunction with the current prospectus (the “Prospectus”) for the ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund, ETFS Diversified-Factor U.S. Large Cap Index Fund, and ETFS Diversified-Factor Developed Europe Index Fund (each a “Fund” and together the “Funds”), each a separate series of ETFS Trust (the “Trust”), as may be revised from time to time.

The current Prospectus for each Fund is dated May 2, 2016. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-844-383-7289, visiting www.etfsecurities.com, or writing to ETFS Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index” or “Underlying Index”). ETF Securities Advisors LLC serves as the investment adviser (the “Adviser”) and Vident Investment Advisory, LLC serves as the sub-adviser (the “Sub-Adviser”) to each Fund (the Adviser and Sub-Adviser may be referred to together herein as the “Advisers”). The Adviser is a directly-owned subsidiary of ETF Securities Limited. The Indexes of the ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund (each, a “Zacks Earnings Fund” and, together, the “Zacks Earnings Funds”) are created using proprietary methodology developed by Zacks Investment Research, Inc. (“Zacks”). The Indexes of the ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund (each, a “Diversified Factor Fund” and, together, the “Diversified Factor Funds”) are created using proprietary methodology developed by EDHEC Risk Institute Asia Ltd. (“EDHEC”). Zacks and EDHEC (each, an “Index Provider” and together, the “Index Providers”) are independent of the Funds and the Advisers. ALPS Distributors, Inc. serves as the distributor (the “Distributor”) of the Creation Units Aggregations of the Funds.

Each Fund is an exchange traded fund (“ETF”). Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units” or “Creation Unit Aggregations”), though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. These transactions are usually in exchange for a basket of securities included in the relevant Fund’s Index and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain eligibility for such treatment.

Shares of the Funds are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “NYSE Arca” or the “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on commission rates charged by the applicable broker.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT STRATEGIES AND RISKS

Each Fund seeks to achieve its objective by investing primarily in securities issued by issuers that comprise its relevant Index and through transactions that provide substantially similar exposure to securities in the Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio. However, this investment strategy, known as “indexing,” may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to more actively managed investment strategies. Each Fund uses a “replication strategy” approach to try to achieve the Fund’s investment objective. “Replication strategy” is a passive indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportion as the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy may be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to track the Underlying Index.

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Each Fund’s investment objective, principal investment strategies and associated risks are described in the Fund’s Prospectus. The sections below supplement these principal investment strategies and risks and describe the Funds’ additional investment policies and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Each Fund is considered “diversified” as such term is used in the 1940 Act. With respect to 75% of its total assets, a “diversified” fund is limited by the 1940 Act such that it does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the fund’s total assets may be invested in any manner.

GENERAL RISKS

An investment in the Funds should be made with an understanding that the value of each Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Funds could lose money over short or long periods of time.

An investment in the Funds should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although all of the securities in the Indexes are listed on major U.S. or European stock exchanges, there can be no guarantee that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil starting in late 2008 and volatility has continued to be experienced in the markets. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected, and well-known financial institutions have experienced significant liquidity and other problems. Some of these institutions have declared bankruptcy or defaulted on their debt. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

Authorized Participants should refer to the section herein entitled “Creation and Redemption of Creation Unit Aggregations” for additional information that may impact them.

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SPECIFIC INVESTMENT STRATEGIES AND RISKS

A description of certain investment strategies and types of investments used by the Funds is set forth below.

BORROWING. Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a fund may borrow up to 33% of its net assets. A Fund will borrow only for short-term or emergency purposes.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

CYBER SECURITY. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks.  Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches.  Cyber attacks affecting the Funds or the Adviser, Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds.  For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage.  The Funds may also incur additional costs for cyber security risk management purposes.  Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

DERIVATIVES. Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Fund’s use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Funds must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Funds must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Each Fund reserves the right to modify these policies in the future.

Swap Agreements. Each Fund may enter into swap agreements, including interest rate swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. Swap agreements may be used to hedge or achieve exposure to, for example, interest rates, and money market securities without actually purchasing such securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of the Fund’s investments and its share price.

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Futures, Options and Options on Futures Contracts. Each Fund may enter into U.S. options and options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options, it will do so only in accordance with applicable requirements of the Commodity Exchange Act (“CEA”) and the rules thereunder.

Each Fund does not trade Futures contracts, options on Futures, retail off-exchange forex contracts, swaps, or similar securities that would require a Fund to obtain an exemption as a commodity pool operator (“CPO”) under revised U.S. Commodity Futures Trading Commission (“CFTC”) Rule 4.5. If a Fund invests in such securities, the Adviser will claim relief from the definition of a CPO under revised CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the Adviser may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a Fund that enters into commodity futures, commodity options or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the Shares of such Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options or swaps. It is expected that a Fund will be able to operate pursuant to the limitations under the revised CFTC Rule 4.5 without materially adversely affecting its ability to achieve its investment objective. If, however, these limitations were to make it difficult for a Fund to achieve its investment objective in the future, the Trust may determine to operate a Fund as a regulated commodity pool pursuant to the Adviser’s CPO registration or to reorganize or close a Fund or to materially change the Fund’s investment objective and strategy.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not currently plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Fund’s Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by a Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing options may be unlimited.

Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

EQUITY SECURITIES. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of the Fund’s Shares to decline.

EXCHANGE TRADED PRODUCTS. Each Fund may invest in exchange traded products (“ETPs”), which include exchange traded funds registered under the 1940 Act, exchange traded commodity trusts and exchange traded notes.

EXCHANGE TRADED FUNDS. Each Fund may invest in ETFs. ETFs are investment companies that trade like stocks on a securities exchange at market prices rather than NAV. As a result, ETF shares may trade at a price greater than NAV (premium) or less than NAV (discount). If a Fund invests in an ETF, the Fund will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. Investments in ETFs are also subject to brokerage and other trading costs that could result in greater expenses for a Fund.

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EXCHANGE-TRADED NOTES. Each Fund may invest in exchange-traded notes (“ETNs”). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

FLOATING AND ADJUSTABLE RATE NOTES. Each Fund may invest in floating-rate and adjustable rate obligations, such as demand notes, bonds, and commercial paper. Variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

These securities may bear interest at a rate that resets based on standard money market indices or are remarketed at current market rates. They may permit the holder to demand payment of principal at any time or at specified intervals not exceeding 397 days. The issuer of such obligations may also have the right to prepay, in its discretion, the principal amount of the obligations plus any accrued interest. The “reset date” of securities held by a Fund may not be longer than 397 days. Given that most floating-rate securities reset their interest rates prior to their final maturity date, the Fund uses the period to the next reset date to calculate the securities contribution to the average portfolio maturity of the Fund.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets, as determined in accordance with SEC staff guidance.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of the Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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LENDING PORTFOLIO SECURITIES. While the Funds do not currently engage in securities lending, each Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents that would be approved by the Board of Trustees of the Trust (the “Board”) and who would administer the lending program for the Funds in accordance with guidelines that would be approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. While the Funds do not currently engage in securities lending, one or more Funds may do so in the future with the necessary approvals by the Board.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-U.S. SECURITIES. The ETFS Diversified-Factor Developed Europe Index Fund invests primarily in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

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Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the ETFS Diversified-Factor Developed Europe Index Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Investments in Europe. The ETFS Diversified-Factor Developed Europe Index Fund invests primarily in companies traded principally on a stock exchange in Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Economic and Monetary Union (“EMU”), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. The Fund may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked-to-market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

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TRACKING STOCKS. Each Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

U.S. GOVERNMENT SECURITIES. Each Fund will invest in short-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. Such obligations may be short-, intermediate- or long-term. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

FUTURE DEVELOPMENTS. The Trust’s the Board may, in the future, authorize a Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

PROXY VOTING POLICY

Each Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has engaged a third party proxy solicitation firm to assist with voting proxies in a timely manner and who has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”). A copy of the Proxy Voting Policies is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer (“CCO”) is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds.

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-844-383-7289 or from the Funds’ website at http://www.etfsecurities.com, and on the SEC’S website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of each Fund’s portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Adviser. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Funds.

As exchange-traded funds, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day.

A “Business Day” is any day on which the Listing Exchange is open for business. As of the date of this SAI, NYSE Arca observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Information about a Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to each Fund, regulations of each Fund’s Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

The Adviser may disclose on its website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund’s portfolio holdings with no lag time is permitted to personnel of the Adviser, the Distributor and the Fund’s administrator (“Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s CCO may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.etfsecurities.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

INDEX DESCRIPTIONS

A description of each Index on which a Fund is based is provided in the relevant Fund’s Prospectus under “Principal Investment Strategies” with certain additional details provided below. Additional information about the Indexes of the Zacks Earnings Funds and the Diversified Factor Funds, including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes, is available at www.zacksindexservices.com and www.scientificbeta.com, respectively.

Quarterly Index Reconstitution. Each Index is “reconstituted” quarterly after the Market close on the 3rd Friday of March, June, September and December. If the day happens to be a holiday, reconstitution will take place on the following business day.

During each reconstitution, securities are screened to determine whether they comply with each Index Provider’s index methodology and are eligible to be included in the Indexes. The date of the determination is sometimes referred to as the “Index measurement date” or the “Screening Point.” Based on this screening, securities that meet the Index requirements are added to that Index, and securities that do not meet such requirements are dropped from that Index.

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation by the Index provider.

Index Availability: Each Index is calculated and disseminated throughout each day the NYSE Arca is open for trading.

Changes to the Index Methodology. Each Index is governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.zacksindexservices.com and www.scientificbeta.com, respectively, prior to implementation. Sixty days’ notice will be given prior to the implementation of any such change.

Index Calculation Agent. Each Index Provider has retained an unaffiliated third party to calculate each Index (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Index on a daily basis. Each Index Provider will monitor the results produced by the Calculation Agent to help ensure that each Index is being calculated in accordance with the rules-based methodology. In addition, each Index Provider has established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore, the Adviser has established policies and procedures designed to prevent improper use and dissemination of non-public information about each Fund’s portfolio strategies and to prevent any Fund’s portfolio managers from having any influence on the construction of the Index methodology.

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INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Prospectus, as it applies to each Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its Underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

A Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that a Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Fund’s Underlying Index concentrates in the securities of a particular industry or group of industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

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Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act.

This means that no more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

With respect to issuing Senior Securities, as noted above, a Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% a Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

With respect to Borrowing, as noted above, a Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

Non-Fundamental Policies. The following investment policies are not fundamental and may be changed without shareholder approval.

80% Policy

Under normal circumstances, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund’s name.

If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Prior to any change in the Fund’s 80% policy, each Fund will provide shareholders with 60 days’ notice.

Illiquid Securities

The Funds may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Funds’ Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objective, strategies and risks of the Fund. Additionally, the Fund’s Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Funds and its service providers, including the Trust’s CCO and the Fund’s independent registered public accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

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The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to a Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. There are 3 members of the Board, 2 of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Graham Tuckwell, an interested person of the Trust, serves as Chairman of the Board. The Trust does not have a lead independent Trustee. The Board is comprised of a majority (66.7%) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute 66.7% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board of Trustees has two standing committees: the Audit Committee, and Nominating Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of Independent Trustees.

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is ETFS Trust, 48 Wall Street, New York, NY 10005.

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Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees

Graham Tuckwell*** (1956)	Trustee, 2014 – present; President and Secretary, 2015 - Present	ETF Securities, Chairman, 2005-present	4	Chairman, ETFS Management Company (Jersey), ETFS Holdings (Jersey) Limited, Gold Bullion Securities Limited, ETFS Metal Securities Australia Limited (formerly known as Gold Bullion Securities Limited), ETFS Oil Securities Limited, 2005-present; Chairman, ETFS Commodity Securities Limited, 2006-present; Chairman, ETFS Foreign Exchange Limited, 2009-present; Chairman, ETFS Hedged Commodity Securities Limited, 2012-present; Chairman, ETFS Commodity Securities Australia Limited, 2013-present; Chairman, Swiss Commodity Securities Limited, 2013-present; Chairman, ETFS Hedged Metal Securities Limited, 2013-present; Chairman, ETFS Equity Securities Limited, 2014-present; Director, GO UCITS ETF Solutions PLC, 2008-present; Director, GO ETF Management Limited (Ireland), 2008-present; President and Chief Executive Officer, ETF Securities USA LLC, 2009-present

Independent Trustees

Stephen O’Grady* (1946)	Trustee, 2014 - present	GFI Group Inc. (GFIG) Financial Brokerage, Head of ETF Unit, February 2011-January 2012; Kellogg Capital, Partner, January 2011-April 2014	4	Trustee, Greenhaven Continuous Commodity ETF (GCC), January 2013-present; Trustee, Acacia Group LLC, June 2014-present; Trustee, Infracap-Master Limited Partnership ETF, November 2014-present; Trustee, Virtus ETFs, October 2014-present.

William M. Thomas** (1962)	Trustee, 2014 - present	ActiveETF Partners, Managing Partner, December 2012-present; Curian Capital, Senior Vice President, March 2012-December 2012; Grail Advisers, Chief Executive Officer, May 2008-May 2011	4	President and Interested Trustee, Grail Advisors ETF Trust, 2009-2011; Chairman, Squirrel Island, Maine, Squirrel Island Board of Overseers, 2009-present

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Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+

		Officers of the Trust
Joe Roxburgh*** (1972)	Treasurer, 2014 - present	ETF Securities Advisors LLC, Chief Financial Officer, November 2012-present; Alcora Group, Group Finance Director and Company Secretary, April 2006-November 2012	4

Adam Rezak*** (1969)	Chief Compliance Officer, 2014 - present	ETF Securities, Chief Compliance Officer, July 2014-present; Guggenheim Partners, Chief Compliance Officer, October 2007- December 2013	4

Mark Tuttle*** (1970)	Assistant Secretary, 2014 - present	JPMorgan Chase Bank, N.A., Vice President, 2014-present; State Street Bank and Trust Company, Vice President and Counsel, 2007-2013	4

*	Chair of the Audit Committee.
**	Chair of the Governance and Nominating Committee.
***	Elected by and serves at the pleasure of the Board.
+	As of December 31, 2015.

Board Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by each Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing each Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with each Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund’s financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee also acts as the Trust’s qualified legal compliance committee. The Audit Committee met 3 times in 2015.

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Nominating Committee. The Board has a standing Nominating Committee that is composed of each Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. All of the Independent Trustees currently serve as members of the Nominating Committee. The Nominating Committee met 0 times in 2015.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Tuckwell should serve as Trustee of the Fund because of the experience he has gained as Chairman of ETF Securities, and his extensive knowledge of and experience in the financial services industry generally.

The Trust has concluded that Mr. O’Grady should serve as Trustee of the Fund because of the experience he has gained as a Partner in charge of the ETF Market Making unit of a prominent financial services firm, and his extensive knowledge of and experience in the financial services industry generally.

The Trust has concluded that Mr. Thomas should serve as Trustee of the Fund because of the experience he has gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry generally, and his service as chairman for another ETF family.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust collectively own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies**
	Interested Trustee

Graham Tuckwell***	N/A	$0	$0

	Independent Trustees

Stephen O’Grady***	N/A	$0	$0

William M. Thomas***	N/A	$0	$0

*	Values based on Trustees’ ownership as of date of this SAI.
**	These values are based on the Trustees’ ownership as of the fiscal year ended December 31, 2015.
***	Graham Tuckwell, Stephen O’ Grady and William M. Thomas were elected to the Board on December 2, 2014.

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Board Compensation. The Trust will pay the following fees to the Trustees during its current fiscal year ending December 31, 2015.

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex*
	Interested Directors

Graham Tuckwell	$0	$0	$0	$0

	Independent Directors

Stephen O’Grady	$18,750	$0	$0	$18,750

William M. Thomas	$19,463	$0	$0	$19,463

*	The Trust is the only trust in the “Fund Complex.”

Control Persons and Principal Holders of Securities. Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC Participants, as of April 20, 2016, the name, address and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding Shares of the Fund is set forth in the table below.

To the knowledge of the Trust’s management, as of the date of this prospectus, the officers and Trustees of the Trust, as a group, beneficially owned less than one percent of the Fund’s outstanding shares.

Fund Name	Participant Name and Address	Percentage of Ownership
ETFS Zacks Earnings Large-Cap U.S. Index Fund	National Financial Services LLC 499 Washington Boulevard, Jersey City, NJ 07310	5.15%
ETFS Zacks Earnings Large-Cap U.S. Index Fund	Merrill Lynch 4800 Deer Lake Drive E, Jacksonville, FL 32246	5.88%
ETFS Zacks Earnings Large-Cap U.S. Index Fund	J.P. Morgan Clearing Corporation 1 Metro Tech Center, Brooklyn, NY 11201	11.29%
ETFS Zacks Earnings Large-Cap U.S. Index Fund	TD Ameritrade Clearing, Inc. 200 South 108th Avenue, Omaha, NE 68154	67.61%*
ETFS Zacks Earnings Small-Cap U.S. Index Fund	Merrill Lynch 4800 Deer Lake Drive E, Jacksonville, FL 32246	7.46%
ETFS Zacks Earnings Small-Cap U.S. Index Fund	Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	7.88%
ETFS Zacks Earnings Small-Cap U.S. Index Fund	TD Ameritrade Clearing, Inc. 200 South 108th Avenue, Omaha, NE 68154	8.26%
ETFS Zacks Earnings Small-Cap U.S. Index Fund	LPL Financial 4707 Executive Drive, San Diego CA 92121	10.84%
ETFS Zacks Earnings Small-Cap U.S. Index Fund	National Financial Services LLC 499 Washington Boulevard, Jersey City, NJ 07310	12.32%
ETFS Zacks Earnings Small-Cap U.S. Index Fund	JPMorgan 1 Metro Tech Center, Brooklyn, NY 11201	12.71%
ETFS Zacks Earnings Small-Cap U.S. Index Fund	J.P. Morgan Clearing Corporation 1 Metro Tech Center, Brooklyn, NY 11201	24.06%
ETFS Diversified-Factor U.S. Large Cap Index Fund	Charles Schwab & Co., Inc. 101 Montgomery St, San Francisco CA 94104	10.33%
ETFS Diversified-Factor U.S. Large Cap Index Fund	JPMorgan 1 Metro Tech Center, Brooklyn, NY 11201	16.66%
ETFS Diversified-Factor U.S. Large Cap Index Fund	Citigroup Jersey City, NJ 07310	66.63%*
ETFS Diversified-Factor Developed Europe Index Fund	Charles Schwab & Co., Inc. 101 Montgomery St, San Francisco CA 94104	6.32%
ETFS Diversified-Factor Developed Europe Index Fund	National Financial Services LLC 499 Washington Boulevard, Jersey City, NJ 07310	10.34%
ETFS Diversified-Factor Developed Europe Index Fund	Goldman Sachs & Co. PO Box 3197, New York, NY 10008	21.39%
ETFS Diversified-Factor Developed Europe Index Fund	J.P. Morgan Clearing Corporation 1 Metro Tech Center, Brooklyn, NY 11201	26.05%*
ETFS Diversified-Factor Developed Europe Index Fund	Cantor Fitzgerald & Co. 110 East 59th Street, New York, NY 10022	28.03%*

*	A person who beneficially owns, directly or indirectly, 25% or more of the voting securities of a Fund may be deemed to “control” (as defined in the 1940 Act) that Fund, and may be able to exercise a controlling influence over any matter submitted to shareholders of that Fund.

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Investment Adviser. ETF Securities Advisors LLC serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser (the “Investment Advisory Agreement”). The Adviser is a Delaware limited liability corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 48 Wall Street, New York, NY 10005. The Adviser is a directly-owned subsidiary of ETF Securities Limited. As of March 31, 2016, ETF Securities Limited and its affiliates had assets under management totaling approximately $17.5 billion.

Under the Investment Advisory Agreement, the Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Funds. The Adviser also arranges for transfer agency, custody, fund administration, and all other non-distribution-related services necessary for the Funds to operate. Each Fund pays the Adviser a fee equal to a percentage of the Fund’s average daily net assets, as set forth below:

Fund	Management Fee
ETFS Zacks Earnings Large-Cap U.S. Index Fund	0.65%
ETFS Zacks Earnings Small-Cap U.S. Index Fund	0.65%
ETFS Diversified-Factor U.S. Large Cap Index Fund	0.39%
ETFS Diversified-Factor Developed Europe Index Fund	0.39%

For the period ended December 31, 2015, the Funds paid advisory fees of $15,198, $12,289, $42,357, and $9,053for the ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund, ETFS Diversified-Factor U.S. Large Cap Index Fund, and ETFS Diversified-Factor Developed Europe Index Fund, respectively.

Pursuant to the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) any fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to the Adviser. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by the Adviser.

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The Adviser, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of a Fund shares, and otherwise currently pays all distribution costs for the Funds’ shares.

The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve the Investment Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement, with respect to each Fund, is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Adviser. The Adviser has retained Vident Investment Advisory, LLC (the “Sub-Adviser”), 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076, to serve as sub-adviser to the Fund. The Sub-Adviser is a wholly-owned subsidiary of Vident Financial, LLC. Under a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”) the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at the following annual rate based on the average daily net assets of each Fund as follows:

Fund Assets Under Management	Fee
Minimum Annual Fee	$10,000
Under $100 million	0.05%
$100 million up to $299,999,999	0.04%
$300 million and above	0.03%

For the fiscal year ended December 31, 2015, the Adviser paid sub-advisory fees of $548, $548, $548, and $548 for the ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund, ETFS Diversified-Factor U.S. Large Cap Index Fund, and ETFS Diversified-Factor Developed Europe Index Fund, respectively, to Vident Investment Advisory, LLC and the Adviser paid sub-advisory fees of $1,091, $942, $5,254, and $1,213 for the ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund, ETFS Diversified-Factor U.S. Large Cap Index Fund, and ETFS Diversified-Factor Developed Europe Index Fund, respectively, to the Trust’s predecessor sub-adviser, Investment Management Solutions, LLC.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund. The Sub-Advisory Agreement also may be terminated, at any time, by the Adviser or Sub-Adviser upon 60 days’ written notice to the other party. As used in the Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

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Portfolio Manager.

This section includes information about the Funds’ portfolio manager, including information about other accounts managed, the dollar range of Shares owned and compensation.

Denise Krisko serves at portfolio manager (“Portfolio Manager”) of the Funds.

Compensation. The Portfolio Manager receives a base salary and is eligible to earn discretionary bonuses from time to time. The availability and amount of any bonus will be based on factors such as the Sub-Adviser’s profitability, the Portfolio Manager’s individual performance and team contribution.

Other Accounts Managed by the Portfolio Manager. In addition to the Funds, the Portfolio Manager manage the following other accounts as of December 31, 2015:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Denise Krisko	15	$1,704	1	$11.73	none	N/A

* None of the accounts managed by the Portfolio Manager are subject to performance based advisory fees.

Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of the Portfolio Manager’s “beneficial ownership” of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of the date of this SAI, the portfolio manager did not own shares of the Funds.

Description of Material Conflicts of Interest. The Portfolio Manager’s management of “other accounts” the management of the Funds’ investments, on the one hand, and the investments of the Portfolio Manager’s other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts managed by the Portfolio Manager are fairly and equitably allocated.

Codes of Ethics. The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. Each Code of Ethics is on public file with, and is available from, the SEC.

Administrator, Custodian, and Transfer Agent. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as administrator, custodian and transfer agent for the Funds. JPMorgan’s principal address is 383 Madison Avenue, New York, New York 10179. Under the Administration Agreement with the Trust, JPMorgan (“Administrator”), subject to the general supervision of the Trust’s Board of Trustees, provides various administrative, compliance, tax, accounting and financial reporting services for the maintenance and operations of the Trust and the Funds. In addition, JPMorgan makes available the office space, equipment, personnel and facilities required to provide such services. Under the Global Custody Agreement with the Trust, JPMorgan (“Custodian”) holds the Trust’s cash and securities, maintains such cash and securities in separate accounts in the name of the Trust, maintains a statement of accounts for each account of the Trust, and may provide other services pursuant to the Custody Agreement and related agreements. The Custodian, upon the order of the Trust, receives, delivers and releases securities and makes payments for securities purchased by the Trust for the Funds. The Custodian is authorized to appoint one or more sub-custodians and is authorized to appoint foreign custodians or foreign custody managers for Trust investments outside the United States. Pursuant to an Agency Services Agreement with the Trust, JPMorgan (“Transfer Agent”) acts as transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. JPMorgan also provides services, as applicable, for any wholly-owned subsidiary of the Funds. As compensation for the foregoing services, JPMorgan receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with JPMorgan. The Funds are new and the Adviser paid JPMorgan $26,607, $27,740, $48,467, and $93,311 for the ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund, ETFS Diversified-Factor U.S. Large Cap Index Fund, and ETFS Diversified-Factor Developed Europe Index Fund, respectively, for the fiscal year ended December 31, 2015.

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Distributor. ALPS Distributors, Inc. serves as Distributor for the Trust and its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it will serve as distributor with respect to Creation and Redemption of Creation Unit Aggregations. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by a Fund through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Unit Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to Authorized Participants (as defined below) purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with ETF Securities Limited, the Adviser, or any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

12b-1 Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of its average daily net assets.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. With the exception of the Distributor and its affiliates, no “interested person” of the Trust (as that term is defined in the 1940 Act) and no Trustee of the Trust has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. However, no such fee is currently paid by the Funds.

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of any Fund’s Prospectus and they do not change the price paid by investors for the purchase of a Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

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Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Funds.

If you have any additional questions, please call 1-844-383-7289.

BROKERAGE TRANSACTIONS

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant. In such cases, the Funds will require such broker-dealer to achieve execution at a price that is at least as favorable to the Fund as the value of such securities used to calculate the Fund’s NAV. The broker-dealer will be required to reimburse the Funds for, among other things, any difference between the price (including applicable brokerage commissions, taxes and transaction costs) at which such securities were bought or sold and the value of such securities used to calculate a Fund’s NAV. This amount will vary depending on the quality of the execution and may be capped at amounts determined by the Adviser in its sole discretion.

Brokerage Commissions. The Funds paid brokerage commissions in the amount of $2,112.54, $3,559.62, $3,593.94, and $2,323.51 for the ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund, ETFS Diversified-Factor U.S. Large Cap Index Fund, and ETFS Diversified-Factor Developed Europe Index Fund, respectively, as of the fiscal year ended December 31, 2015.

Directed Brokerage. For the period ended December 31, 2015, the Funds did not pay commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or Sub-Adviser.

Affiliated Brokers. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

From January 20, 2015, the commencement date of ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund and from January 27, 2015, the commencement date of ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund through the fiscal year end December 31, 2105, the Funds did not pay brokerage commissions to affiliated brokers.

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Regular Broker-Dealers. The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. The Funds did not hold any securities of their regular brokers and dealers as of December 31, 2015.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The portfolio turnover rate for the period ended December 31, 2015 was 82%, 110%, 50%, and 47% for the ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund, ETFS Diversified-Factor U.S. Large Cap Index Fund, and ETFS Diversified-Factor Developed Europe Index Fund, respectively.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on January 9, 2014, and consists of multiple series of funds (“Funds”). Each Fund issues shares of beneficial interest. The Board may establish additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of a Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund or if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have non-cumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Funds cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of a Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of the Funds and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short-sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or the Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super-majority of the holders of the Trust or a Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in-kind, for cash, or for a combination of cash and securities.

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Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

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CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, of an order in proper form.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of the Funds generally consists of the in-kind deposit of a designated portfolio of equity securities and other instruments closely approximating the holdings of a Fund (the “Deposit Securities”) and an amount of cash denominated in U.S. dollars (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

Each Fund may permit or require the submission of a basket of equity securities and other instruments, or cash denominated in U.S. dollars that differs from the composition of the published basket. Each Fund may permit or require the consideration for Creation Unit Aggregations to consist solely of cash. Each Fund reserves the right to permit or require the substitution of an amount of cash denominated in U.S. dollars (i.e., a “cash in lieu” amount) to be added, at its discretion, to the Cash Component to replace any Deposit Security (typically 102%-110% of the value of any missing Deposit Security). For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be prohibited or restricted under applicable securities laws, or in certain other situations at the sole discretion of the Trust.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the value of Deposit Securities. If the Cash Component is a positive number, the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number, the Authorized Participant will receive the Cash Component. The Cash Component does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

The Funds, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of Deposit Securities to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. Such Deposit Securities are applicable, subject to any adjustments, as described below, in order to effect creations of Creation Unit Aggregations of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes from time to time based on changes to a Fund’s Underlying Index and other factors.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Funds, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In each case, such entity must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”). A Participating Party or DTC Participant that has entered a Participation Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. All orders to create Creation Unit Aggregations must be received by the Distributor from an Authorized Participant no later than the closing time of the regular trading session on the Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Unit Aggregations is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant to the Distributor through the use of the Distributor’s electronic interface, by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant. On days when the Listing Exchange or U.S. markets close earlier than normal, a Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.

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All orders to create Creation Unit Aggregations through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant in accordance with the Participant Agreement. In addition, the Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, in that case, orders to create Creation Unit Aggregations of a Fund have to be placed by each investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the third Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than “T” plus three Business Days (i.e., days on which NYSE is open) (“T+3”). In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. On days when the NYSE or U.S. markets close earlier than normal, a Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred through the Federal Reserve Bank wire transfer system in a timely manner so as to be received no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the required Deposit Securities and the Cash Component are not received by the specified time on the Settlement Date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the Distributor, such canceled or revoked order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 102%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

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If an Authorized Participant determines to post an Additional Cash Deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit the appropriate amount of federal funds by 2:00 p.m., Eastern time (or such other time as specified by the Trust), on the Settlement Date. If the Authorized Participant does not place its purchase order by the closing time or federal funds are not received in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102%, which the Trust may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the Settlement Date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the Additional Cash Deposit to purchase the missing Deposit Securities.

The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the Transmittal Date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Cash Purchases. When, in the sole discretion of the Trust, cash purchases of Creation Unit Aggregations of shares are available or specified for the Funds, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by the Funds. If the Authorized Participant acts as a broker for the Funds in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor with respect to a Fund. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not the same as those disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, JPMorgan, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Sub-Adviser, the Distributor, DTC, NSCC, JPMorgan or a sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, JPMorgan, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation/Redemption Transaction Fee. Each Fund imposes a “Transaction Fee” on investors purchasing or redeeming Creation Units. The purpose of the Transaction Fee is to protect the existing shareholders of a Fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees for a Fund will differ from Transaction Fees for other ETFS Funds, depending on the transaction expenses related to the Fund’s portfolio securities, and will be limited to amounts that have been determined by the Adviser to be appropriate. The maximum Transaction Fee, as set forth in the table below for the Fund, may be charged in cases where a Fund permits cash or cash in lieu of Deposit Securities. Investors purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will investors doing so through the NSCC process. Also, investors who use the services of a broker or other such intermediary may be charged a fee for such services, in addition to the Transaction Fee imposed by the Fund.

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The following table sets forth the standard and maximum creation and redemption Transaction Fee for the Fund. These fees may be changed by the Trust.

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$250	$250
ETFS Zacks Earnings Small-Cap U.S. Index Fund	$250	$250
ETFS Diversified-Factor U.S. Large Cap Index Fund	$250	$250
ETFS Diversified-Factor Developed Europe Index Fund	$250	$250

Placement of Redemption Orders Using the Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by JPMorgan (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of a Fund as next determined. The consideration for redemption of Creation Unit Aggregations of each Fund generally consists of (i) a designated portfolio of equity securities and other instruments that closely approximate the holdings of the Fund (the “Fund Securities”) and (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by JPMorgan (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

If the requisite number of shares of a Fund is not delivered on the Transmittal Date as described above, a Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered prior to the DTC cut-off time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined on such Transmittal Date. If, however, a redemption order is submitted by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the Fund are not delivered by the DTC cut-off-time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the Fund are delivered through DTC by the DTC cut-off-time on such Business Day pursuant to a properly submitted redemption order.

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A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Cash Redemptions. A Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for a Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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REGULAR HOLIDAYS

The Funds generally intend to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+3. A Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices could affect the accuracy of information set forth herein.

Listed below are the anticipated dates in calendar year 2016 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list is subject to change:

Regular Holidays through December 31, 2016.

Austria

January 1	May 5	October 26	December 30
January 6	May 16	November 1
March 25	May 26	December 8
March 28	August 15	December 26

Belgium

January 1	May 5	November 1
March 25	May 16	November 11
March 28	July 21	December 26
August 15

Denmark

January 1	March 28	May 6
March 24	April 22	May 16
March 25	May 5	December 26

Finland

January 1	March 28	December 6
January 6	May 5	December 26
March 25	June 24

France

January 1	May 2	December 26
March 25	May 30	December 27
March 28	August 29

Germany

January 1	March 28	May 26	December 26
February 8	May 5	October 3
March 25	May 16	November 1

 Ireland

January 1	May 2	August 29
March 17	May 30	December 26
March 25	June 6	December 27
March 28	July 12

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Italy

January 1	March 28	December 26
January 6	April 25
March 25	August 15

The Netherlands

January 1	April 27	May 16
March 25	May 5	December 26
March 28	May 12

Norway

January 1	March 28	May 17
March 24	May 5	December 26
March 25	May 16

Portugal

January 1	March 25	March 28	December 26

Spain

January 1	May 26	November 1
March 24	July 25	December 8
March 25	August 15	December 26
March 28	October 12

 Sweden

January 1	May 5
January 6	June 6
March 25	June 24
March 28	December 26

Switzerland

January 1	May 16
March 25	August 1
March 28	December 26
May 5

The United Kingdom

January 1	March 28	August 1	December 26
January 6	May 2	August 29	December 27
March 25	May 30	November 30

Listed below are the anticipated dates in calendar year 2017 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list is subject to change:

Austria

January 6	May 25	October 26	December 26
April 14	June 5	November 1	December 27
April 17	June 15	December 8	January 1, 2018
May 1	August 15	December 25

Belgium

April 14	June 5	December 25
April 17	July 21	December 26
May 1	August 15
May 25	November 1

Denmark

April 13	May 12	June 5
April 14	May 25	December 25
April 17	May 26	December 26

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Finland

April 14	May 25	December 25
April 17	June 23	December 26

France

January 2	May 1	December 25	January 1, 2018
April 14	May 29	December 26
April 17	August 28

Germany

February 27	May 1	June 15	December 25
April 14	May 25	October 3	December 26
April 17	June 5	November 1	January 1, 2018

Ireland

January 2	May 11	August 17
March 17	May 25	September 22
April 14	June 26	December 25
May 1	July 27

Italy

April 14	August 15	January 1, 2018
April 17	December 25
May 1	December 26

The Netherlands

April 14	May 25	December 26
April 17	June 5
May 1	December 25

Norway

April 13	May 1	June 5
April 14	May 17	December 25
April 17	May 25	December 26

Portugal

April 14	May 1	December 26
April 17	December 25

Spain

April 13	June 15	November 1
April 14	July 25	December 8
April 17	August 15	December 25
May 1	October 12	December 26

Sweden

January 6	May 25	December 26
April 14	June 6
April 17	June 23
May 1	December 25

Switzerland

January 1	May 25	December 25
April 14	June 5	December 26
April 17	August 1
May 1

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The United Kingdom

January 2	April 17	August 7	December 25
January 6	May 1	August 28	December 26
April 14	May 29	November 30

Redemptions. The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund. In the calendar year 2016, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles* for a Fund as follows:

Country	Trade Date	Settlement Date	Number of Days to Settle

Denmark	3/21/2016	3/29/2016	8

	3/22/2016	3/30/2016	8

	3/23/2016	3/31/2016	8

Norway	3/21/2016	3/29/2016	8

	3/22/2016	3/30/2016	8

	3/23/2016	3/31/2016	8

Redemptions. The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund. In the calendar year 2017, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles* for a Fund as follows:

Country	Trade Date	Settlement Date	Number of Days to Settle

Austria	12/22/2017	1/2/2018	11

Denmark	4/11/2017	4/19/2017	8

	4/12/2017	4/20/2017	8

Norway	4/11/2017	4/19/2017	8

Spain	4/11/2017	4/19/2017	8

	4/12/2017	4/20/2017	8

*	These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

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TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The following information should be read in conjunction with the section in the Prospectus entitled “Additional Tax Information.”

Taxation of the Funds. Each Fund has elected or will elect and intends to qualify each year to be treated as a separate RIC under Subchapter M of the Code. As such, each Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of a Fund’s taxable year, its assets must be diversified so that (a) at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers that it controls and that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in any other fund and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect, if a penalty tax is paid with respect to each failure to satisfy the applicable requirements, and the Fund takes certain required actions. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject to the dividends-received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders.

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Each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares in the Fund by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Funds may not carry forward any losses other than net capital losses.

Taxation of Shareholders - Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryovers). The Funds will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends-received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, if any.

Subject to certain limitations, dividends reported by a Fund as qualified dividend income will be taxable to noncorporate shareholders at rates of up to 20%. Dividends may be reported by a Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and other foreign corporations if the stock with respect to which the dividends are paid is tradable on an established securities market in the United States. A dividend generally will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the stock on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the stock becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, for more than 90 days during the 181-day period beginning 90 days before such date, (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. The holding period requirements described in this paragraph apply to the shareholders’ investments in the Funds and to the Funds’ investments in the underlying dividend paying stock. Dividends received by a Fund from a real estate investment trust (a “REIT”) or another RIC may be treated as qualified dividend income generally only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or RIC. It is expected that dividends received by a Fund from a REIT and distributed by that Fund to a shareholder generally will be taxable to the shareholder as ordinary income. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, that Fund may report all distributions of such income as qualified dividend income.

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Certain dividends received by a Fund from U.S. corporations (generally, dividends received by a Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to a Fund from other regulated investment companies are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders in a Fund must meet the minimum holding period requirement stated above with respect to their shares in the Fund, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund shares, and, if they borrow to acquire or otherwise incur debt attributable to shares in the Fund, they may be denied a portion of the dividends-received deduction with respect to those shares. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation’s adjusted current earnings over its alternative minimum taxable income, which may increase a corporation’s alternative minimum tax liability. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required.

Distributions from net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares in the Fund. Long-term capital gains are generally taxed to noncorporate shareholders at rates of up to 20%.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Distributions that are reinvested in additional Shares of a Fund through the means of a dividend reinvestment service, if offered by your broker-dealer, will nevertheless be taxable dividends to the same extent as if such dividends had been received in cash.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (including capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Distributions of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder’s circumstances.

Taxation of Shareholders - Sale of Shares. In general, a sale of Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Shares were held. A sale of Fund Shares held for a period of one year or less at the time of such sale will, for tax purposes, generally result in short-term capital gains or losses, and a sale of those held for more than one year will generally result in long-term capital gains or losses. Long-term capital gains are generally taxed to noncorporate shareholders at rates of up to 20%.

Gain or loss on the sale of Shares in a Fund is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their Shares. The cost basis of shares in a Fund acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares in a Fund generally determines the amount of the capital gain or loss realized on the sale or exchange of such shares. Shareholders should contact the broker through whom they purchased their shares in a Fund to obtain information with respect to the available cost basis reporting methods and elections for their account.

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A loss realized on a sale of Shares of a Fund may be disallowed if substantially identical Shares are acquired (whether through the reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains).

Taxation of Fund Investments. Dividends and interest received by a Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its respective taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the Internal Revenue Service (the “IRS”) that may enable its shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to certain foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If a Fund is eligible to, and makes, this election, the Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not make this election, the Fund will be entitled to claim a deduction for certain foreign taxes incurred by the Fund. The ETFS Zacks Earnings Large-Cap U.S. Index Fund, the ETFS Zacks Earning Small-Cap U.S. Fund, and the ETFS Diversified-Factor U.S. Large Cap Index Fund do not expect to satisfy the requirements for passing through to their shareholders any share of foreign taxes paid by such Funds, with the result that shareholders of those Funds will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

Certain of the Funds’ investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the character of gains and losses realized by the Funds (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Funds intend to monitor their transactions, intend to make appropriate tax elections, and intend to make appropriate entries in their books and records in order to mitigate the effect of these rules and preserve the Funds’ qualification for treatment as RICs.

If a Fund acquires any equity interest (under Treasury regulations that may be promulgated in the future, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation’s assets (computed based on average fair market value) either produce or are held for the production of passive income (“passive foreign investment companies” or “PFICs”), the Fund could be subject to U.S. federal income tax and nondeductible interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. A “qualified electing fund” election or a “mark to market” election may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain (subject to the distribution requirements applicable to RICs, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements and avoid a tax at the Fund level, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. Gains from the sale of stock of PFICs may also be treated as ordinary income. In order for a Fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. A Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its returns from these investments.

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Each Fund may be required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that certain net gain realized from the closing out of futures or options contracts will generally be considered gain from the sale of securities and therefore will generally be qualifying income for purposes of the Qualifying Income Requirement.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, a Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund where, for example, (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing a Fund from holding investments in REITs that hold residual interests in REMICs, and a Fund may do so. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

Foreign Shareholders. Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law to the extent derived from investment income and short-term capital gain or unless such income is effectively connected with a U.S. trade or business carried on in the United States. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to a Fund. A non-U.S. shareholder who fails to provide an appropriate IRS Form W-8 may be subject to backup withholding at the appropriate rate.

Unless certain non-U.S. entities that hold Fund Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities after June 30, 2014 (or, in certain cases, after later dates) and redemptions and certain capital gain dividends payable to such entities after December 31, 2016. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

Backup Withholding. A Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is 28%. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.

Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six (6) months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

A Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Certain Potential Tax Reporting Requirements. Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation. Generally, trading in futures, U.S. government securities (such as U.S. Treasury securities), money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the NAV Calculation Time. The values of such securities used in computing the NAV of a Fund are, unless fair valued, determined as of such times.

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In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to pay out dividends, if any, on a quarterly basis. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The Funds’ audited financial statements for the period ended December 31, 2015, including notes thereto and the report of KPMG LLP, the Funds’ Independent Registered Public Accounting Firm, are incorporated by reference into this SAI.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP, with offices located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. KPMG LLP, with offices located at 345 Park Avenue, New York, NY 10154 serves as the independent registered public accounting firm to the Trust.

41

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust of ETFS Trust (the “Registrant” or the “Trust”) dated January 9, 2014, as filed with the state of Delaware on January 10, 2014, is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the U.S. Securities Exchange Commission (the “SEC”) via EDGAR Accession No. 0000930413-14-003692 on August 15, 2014.

(a)(2)	Registrant’s Declaration of Trust dated January 9, 2014 is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR Accession No. 0000930413-14-003692 on August 15, 2014.

(b)	Registrant’s By-Laws dated August 4, 2014 are incorporated herein by reference to Exhibit (b) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR Accession No. 0000930413-14-003692 on August 15, 2014.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement dated December 2, 2014 between the Registrant and ETF Securities Advisors LLC is incorporated herein by reference to Exhibit (d)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR accession No. 0000930413-15-000063 on January 7, 2015.

(d)(2)	Sub-Advisory Agreement dated December 11, 2015 between ETF Securities Advisors LLC and Vident Investment Advisory, LLC is filed herewith.

(e)(1)	Distribution Agreement dated December 22, 2014 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-!A, as filed with the SEC via EDGAR accession No. 0000930413-15-000063 on January 7, 2015.

(e)(2)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR accession No. 0000930413-15-000063 on January 7, 2015.

(f)	Not applicable.

(g)	Global Custody Agreement dated December 4, 2014 between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR accession No. 0000930413-15-000063 on January 7, 2015.

(h)(1)	Administration Agreement dated January 6, 2015 between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit (h)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR accession No. 0000930413-15-000063 on January 7, 2015.

(h)(2)	Agency Services Agreement dated December 4, 2014 between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR accession No. 0000930413-15-000063 on January 7, 2015.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is incorporated herein by reference to Exhibit (i) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR accession No. 0000930413-15-000063 on January 7, 2015.

(j)	Consent of independent registered public accountants, KPMG LLP, is filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Distribution and Service Plan, adopted December 2, 2014, is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR accession No. 0000930413-15-000063 on January 7, 2015.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR accession No. 0000930413-15-000063 on January 7, 2015.

(p)(2)	Code of Ethics of ETF Securities Advisors LLC is incorporated herein by reference to Exhibit (p)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR accession No. 0000930413-15-000063 on January 7, 2015.

(p)(3)	Code of Ethics of Vident Investment Advisory, LLC is filed herewith.

(p)(4)	Code of Ethics of ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (p)(4) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR accession No. 0000930413-15-000063 on January 7, 2015.

(q)	Powers of Attorney for Stephen O’Grady, Joe Roxburgh, William M. Thomas, and Graham Tuckwell are incorporated herein by reference to Exhibit (q) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR accession No. 0000930413-15-000063 on January 7, 2015.

Item 29.	Persons Controlled by or under Common Control with the Registrant

Not Applicable.

Item 30.	Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Advisers

ETF Securities Advisors LLC (the “Adviser”) serves as investment adviser for each series of the Trust. The principal address of ETF Securities is 48 Wall Street New York, New York 10005. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

Vident Investment Advisory, LLC (the “Sub-Adviser”) serves as sub-adviser for each series of the Trust. The principal address of the Sub-Adviser is 89 Headquarters Plaza, North Tower, Suite 334, Morristown, New Jersey 07960. The Sub-Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ETF Securities Advisors LLC

Name and Position with Adviser	Name of Other Company	Connection with Other Company
Adam Rezak – Chief Compliance Officer	Guggenheim Partners	Chief Compliance Officer
Adam Rezak – Chief Compliance Officer	ALPS Distributors Inc.	Registered Representative

Vident Investment Advisory, LLC

Name and Position with Sub-Adviser	Name of Other Company	Connection with Other Company
Nicholas A. Stonestreet, CEO	Vident Financial, LLC	CEO
Andrew T. Schmuhl, CCO	Vident Financial, LLC Overture Financial	COO General Counsel
Denise Krisko, President	Index Management Solutions, LLC	CIO

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.	Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies:

1290 Funds, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, CSOP ETF Trust, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., EGA Emerging Global Shares Trust, Eklhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Lattice Strategies Trust, Laudus Trust, Laudus Institutional Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, Pointbreak ETF Trust, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, and Wilmington Funds.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
Liza Orr	Vice President, Attorney	None
Margo Rocklin	Vice President, Attorney	None
Taylor Ames	Vice President, PowerShares	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

Item 33.	Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Registrant:

48 Wall Street

New York, New York 10005

Adviser:

ETF Securities Advisors LLC

48 Wall Street

New York, New York 10005

Sub-Adviser:

Vident Investment Advisory, LLC

89 Headquarters Plaza, Suite 334

Morristown, New Jersey 07960

Distributor:

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, Colorado 80203

Custodian:

JPMorgan Chase Bank, N.A.

383 Madison Avenue

New York, New York 10179

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and state of New York, on the 2nd day of May, 2016.

ETFS Trust

/s/ Graham Tuckwell*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signatures	Title	Date

/s/ Graham Tuckwell*	Trustee and Chairman of the Board	May 2, 2016
Graham Tuckwell

/s/ Joe Roxburgh*	Treasurer	May 2, 2016
Joe Roxburgh

/s/ Stephen O’Grady*	Trustee	May 2, 2016
Stephen O’Grady

/s/ William M. Thomas*	Trustee	May 2, 2016
William M. Thomas

*By:	/s/ Adam Rezak
Adam Rezak, pursuant to Power of Attorney (Attorney-in-Fact)

EXHIBITS

(d)(2)	Sub-Advisory Agreement dated December 11, 2015 between ETF Securities Advisors LLC and Vident Investment Advisory, LLC.

(j)	Consent of independent registered public accountants – KPMG.

(p)(3)	Code of Ethics of Vident Investment Advisory, LLC.